Redeemable Common Stock	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Text Block [Abstract]
Redeemable Common Stock

(5) Redeemable Common Stock

The ESOP Trust owns all of Alion’s issued and outstanding common stock, for the benefit of current and former employee participants in the Alion KSOP. Participants and beneficiaries are entitled to a distribution of the fair value of their vested ESOP account balance upon death, disability, retirement or termination of employment. The Plan permits distributions to be paid over a five year period commencing the first ESOP valuation after a participant’s retirement at age 65, death or disability. Alion can delay distributions to other terminating participants for six years before commencing payment over a subsequent five year period. The Company intends to pay distribution requests in annual installments and defer initial payments as permitted.

Terminating ESOP participants can hold or immediately sell their distributed shares to the Company. If a participant elects to hold distributed shares, the IRC and ERISA require Alion to offer a put option to allow the recipient to sell stock to Alion at the estimated fair value share price based on the most recent price at which the Company was able to sell shares to the ESOP Trust ($8.10 at September 30, 2013). The put right requires Alion to purchase distributed shares during two put option periods at then-current fair market value.

Consistent with its duty of independence from Alion management and its fiduciary responsibilities, the ESOP Trustee retains an independent third party valuation firm to assist it in determining the fair market value (share price) at which the Trustee may acquire or dispose of investments in Alion common stock. Alion adopted a Plan amendment in September 2013 and another in March 2014 to permit delaying each of those ESOP valuations until the due date for filing the Company’s federal tax return. The September 30, 2013 valuation occurred on its normal schedule and the Company made its year end ESOP contribution effective as of September 30, 2013. The Company did not make its mid-year ESOP contribution in March 2014.

The Company intends to make its mid-year ESOP contribution after the ESOP Trustee next determines the share price at which to acquire or dispose of investments in Alion common stock. Alion expects the next ESOP valuation of its common stock will occur after the Company has concluded refinancing its debt.

Alion management determines, and the Board of Directors’ Audit and Finance Committee reviews, the reasonableness of Alion’s recorded redeemable common stock liability. The Audit and Finance Committee considers various factors in its review, including in part, the ESOP valuation report and the share price selected by the ESOP Trustee. Management considers the share price selected by the ESOP Trustee along with other factors in estimating Alion’s aggregate liability for outstanding redeemable common stock.

The reported value of Alion’s share redemption liability at March 31, 2014 is based on the $8.10 price per share at which the Company was most recently able to sell common stock to the ESOP Trust based on a valuation performed for the ESOP Trustee as of September 30, 2013. The Company and the Plan deferred the mid-year ESOP valuation which typically occurs as of March 31st until the closing of a refinancing transaction which is anticipated to have a dilutive effect on existing shareholders. The carrying value of the redeemable common stock liability does not reflect potential changes in the price of a share of Alion common stock that could arise from a refinancing transaction or other factors that could materially affect the share price in the future.

ESOP Share Redemptions

Typically our mid-year ESOP valuation period ends on March 31st. We amended the Plan to delay the mid-year valuation and report until after Alion concludes its pending refinancing transaction. Interest rates, market-based factors and volatility, the effects of Alion’s refinancing, along with Alion’s current fiscal year financial results will affect the future value of a share of our common stock.

After each year-end and mid-year valuation, the Plan permits beneficiaries and former employees to request distribution of their vested ESOP account balances. Consistent with the terms of the Plan, IRC requirements, and our established practice, we intend to pay distribution requests in five annual installments and to defer initial payments as permitted. The Plan allows Alion to defer initial installment distributions for six years for former employees who are not disabled, deceased or retired. We plan to meet future distribution demands through operating cash flows, and if necessary, access to Alion’s revolving credit facility.

We monitor future potential repurchase liability cash flow demands by relying in part on internal and external financial models that incorporate Plan census data and financial inputs intended to simulate changes in Alion’s share price. We use these forecasts to avoid, to the extent practicable, surges in redemption-related demands on Alion’s future cash flows.

Even with these models, we cannot accurately predict the extent to which ESOP repurchases and diversification demands may increase in future years. As more employees meet statutory and Plan-specific age and length of service requirements, potential diversification demands may increase. Although these demands could rise if the price of a share of Alion common stock were to increase, the most recent decline in our share price materially reduced the value of each individual Plan participant’s beneficial interest. Price declines like those we have experienced over the past five valuations can lead to an upturn in the number of individuals making diversification demands. However, even if greater numbers of individuals sought to diversify their ESOP investments, lower values for individual account balances make it unlikely their elections would materially increase the aggregate value of near-term demands on our cash to fund ESOP-related transactions.

As a result of the declines in the price of a share of Alion common stock, our existing analyses do not forecast material increases in the level of estimated future share redemption cash outflows. While we are able to determine the current value of existing demands for future share redemptions based on the current price of a share of Alion common stock, we are only able to forecast cash flow demands for participants who have already commenced redeeming their shares and only for the four years subsequent to their initial share redemption payout. As of March 31, 2014, based on our current $8.10 share price, we estimate we will have to pay out the amounts listed below later this year and over the next four fiscal years. Any future changes in our share price would impact the estimated share redemption payouts.

Estimated Share Redemption Payouts

Fiscal Year Ending September 30,	Amounts (in thousands)
Remainder of 2014	$1,164
2015	1,731
2016	1,388
2017	960
2018	192

Total estimated pay outs	$5,435

(6) Redeemable Common Stock

The ESOP Trust owns all of Alion’s issued and outstanding common stock, for the benefit of current and former employee participants in the Alion KSOP. Participants and beneficiaries are entitled to a distribution of the fair value of their vested ESOP account balance upon death, disability, retirement or termination of employment. The Plan permits distributions to be paid over a five year period commencing the year after a participant’s retirement at age 65, death or disability. Alion can delay distributions to other terminating participants for six years before commencing payment over a subsequent five year period. The Company intends to pay distribution requests in annual installments and defer initial payments as permitted.

Terminating ESOP participants can hold or immediately sell their distributed shares to the Company. If a participant elects to hold distributed shares, the IRC and ERISA require Alion to offer a put option to allow the recipient to sell stock to Alion at the estimated fair value share price based on the most recent price at which the Company was able to sell shares to the ESOP Trust ($16.25 at March 31, 2013 and $8.10 at September 30, 2013). The put right requires Alion to purchase distributed shares during two put option periods at then-current fair market value.

Consistent with its duty of independence from Alion management and its fiduciary responsibilities, the ESOP Trustee retains an independent third party valuation firm to assist it in determining the fair market value (share price) at which the Trustee may acquire or dispose of investments in Alion common stock. In September 2013, Alion amended the Plan to delay the semi-annual September 30th valuation of Alion’s common stock until the due date (including extensions) for filing the Company’s federal tax return for the current fiscal year.

Alion management determines, and the Board of Directors’ Audit and Finance Committee reviews, the reasonableness of Alion’s recorded redeemable common stock liability. The Audit and Finance Committee considers various factors in its review, including in part, the ESOP valuation report and the share price selected by the ESOP Trustee. Management considers the share price selected by the ESOP Trustee along with other factors in estimating Alion’s aggregate liability for outstanding redeemable common stock.

A limited number of participants who beneficially acquired shares of Alion common stock on December 20, 2002, can sell such shares distributed from their accounts at the greater of $10.00 or the current estimated fair value share price. Although the Company and the ESOP retain the right to delay distributions consistent with the terms of the Plan, and to control the circumstances of future distributions, eventual redemption of shares of Alion common stock is deemed to be outside the Company’s control.